Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.30%
Austria–1.62%
DO & Co. AG	49,253	$8,696,610
Brazil–4.08%
Arcos Dorados Holdings, Inc., Class A	569,768	4,592,330
Multiplan Empreendimentos Imobiliarios S.A.	1,630,000	6,455,502
TOTVS S.A.	1,847,600	10,804,338
		21,852,170
Canada–6.26%
Calian Group Ltd.	170,900	5,227,767
E-L Financial Corp. Ltd.	12,921	11,430,064
Information Services Corp.	451,900	7,769,018
Total Energy Services, Inc.	985,190	6,435,347
Trican Well Service Ltd.	819,308	2,653,122
		33,515,318
China–6.04%
Airtac International Group	282,000	7,161,834
Kanzhun Ltd., ADR(a)	354,669	6,799,005
Sunresin New Materials Co. Ltd., A Shares	765,133	4,848,551
Tongcheng Travel Holdings Ltd.(b)	5,040,000	13,551,743
		32,361,133
Egypt–1.62%
Eastern Co. S.A.E.	8,674,229	5,703,344
Integrated Diagnostics Holdings PLC(a)(b)	7,477,870	2,978,398
		8,681,742
Finland–1.11%
Stora Enso OYJ, Class R	629,377	5,964,144
France–9.93%
Alten S.A.	65,054	6,348,929
Edenred SE	232,392	7,551,916
Exail Technologies S.A.(a)	267,597	10,906,692
Kaufman & Broad S.A.	206,837	7,208,614
Linedata Services	58,928	4,977,027
Metropole Television S.A.	185,460	2,786,459
Neurones	161,553	8,489,518
Precia S.A.	174,210	4,952,729
		53,221,884
Georgia–1.26%
TBC Bank Group PLC	125,845	6,721,215
Germany–6.32%
AlzChem Group AG	12,765	1,296,289
CompuGroup Medical SE & Co. KGaA	93,586	2,290,385
CTS Eventim AG & Co. KGaA	129,706	13,012,394
flatexDEGIRO AG	644,923	14,907,936
Mensch und Maschine Software SE	43,151	2,355,710
		33,862,714
Shares		Value
India–1.46%
Emami Ltd.	637,803	$4,310,265
MakeMyTrip Ltd.(a)(c)	35,975	3,525,191
		7,835,456
Indonesia–2.95%
PT Kalbe Farma Tbk	73,599,100	5,046,153
PT Mitra Keluarga Karyasehat Tbk(b)	55,129,800	7,436,240
PT Pakuwon Jati Tbk	161,499,300	3,301,247
		15,783,640
Italy–5.27%
Amplifon S.p.A.	375,006	7,613,013
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	6,852,403
MARR S.p.A.(c)	462,128	4,875,710
Technogym S.p.A.(b)	689,585	8,906,404
		28,247,530
Japan–12.51%
Fujimi, Inc.	311,900	3,960,875
Hamamatsu Photonics K.K.	585,000	5,702,855
I’LL, Inc.	477,400	6,846,697
M3, Inc.	298,900	3,414,466
Nabtesco Corp.	174,500	2,711,716
Shimano, Inc.	59,700	8,382,656
SHO-BOND Holdings Co. Ltd.	167,300	5,347,505
SHOEI Co. Ltd.(c)	525,600	5,981,628
Tokyo Ohka Kogyo Co. Ltd.	238,800	5,004,660
Yonex Co. Ltd.	598,500	9,563,231
Zuken, Inc.	319,900	10,136,004
		67,052,293
Malaysia–3.05%
Bursa Malaysia Bhd.	1,426,700	2,508,839
Heineken Malaysia Bhd.	1,416,900	8,546,838
KPJ Healthcare Bhd.	8,766,000	5,273,462
		16,329,139
Mexico–1.09%
Bolsa Mexicana de Valores S.A.B. de C.V.	3,511,594	5,830,778
Netherlands–2.02%
SBM Offshore N.V.	508,901	10,844,093
New Zealand–0.92%
Freightways Group Ltd.	828,539	4,924,342
Poland–1.12%
Diagnostyka S.A.(a)	77,120	2,658,349
Mo-BRUK S.A.	42,567	3,357,297
		6,015,646
South Africa–0.78%
Karooooo Ltd.	98,180	4,176,577
South Korea–1.32%
LEENO Industrial, Inc.	28,037	3,648,160
Tokai Carbon Korea Co. Ltd.	62,113	3,396,492
		7,044,652
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Shares		Value
Spain–1.07%
Construcciones y Auxiliar de Ferrocarriles S.A.	130,396	$5,732,825
Sweden–1.16%
Karnov Group AB(a)	715,638	6,235,996
Switzerland–1.06%
Kardex Holding AG	21,500	5,687,110
Taiwan–1.15%
ASPEED Technology, Inc.	23,000	2,129,928
Visual Photonics Epitaxy Co. Ltd.	1,162,000	4,047,717
		6,177,645
United Kingdom–19.29%
4imprint Group PLC	151,506	7,348,488
Alfa Financial Software Holdings PLC(b)	2,205,000	6,220,472
Clarkson PLC	154,019	6,811,044
DCC PLC	162,550	10,863,512
Diploma PLC	147,480	7,382,738
IG Group Holdings PLC	1,183,799	14,605,896
ME Group International PLC	5,446,666	13,618,825
Mortgage Advice Bureau Holdings Ltd.	832,358	8,109,537
Renew Holdings PLC	894,775	7,695,060
Savills PLC	413,099	5,098,943
Serco Group PLC	3,261,399	6,669,849
XP Power Ltd.(a)	251,028	2,502,134
Zegona Communications PLC(a)	748,936	6,415,641
		103,342,139
Shares		Value
United States–0.84%
Signify N.V.	208,002	$4,516,153
Total Common Stocks & Other Equity Interests (Cost $438,411,118)		510,652,944
Money Market Funds–4.89%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	9,108,261	9,108,261
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	17,085,604	17,085,604
Total Money Market Funds (Cost $26,193,865)		26,193,865
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.19% (Cost $464,604,983)		536,846,809
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.40%
Invesco Private Government Fund, 4.34%(d)(e)(f)	2,092,140	2,092,140
Invesco Private Prime Fund, 4.46%(d)(e)(f)	5,442,503	5,444,136
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,536,276)		7,536,276
TOTAL INVESTMENTS IN SECURITIES—101.59% (Cost $472,141,259)		544,383,085
OTHER ASSETS LESS LIABILITIES–(1.59)%		(8,532,000)
NET ASSETS–100.00%		$535,851,085
Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $39,093,257, which represented 7.30% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,386,780	$10,405,383	$(12,683,902)	$-	$-	$9,108,261	$102,038
Invesco Treasury Portfolio, Institutional Class	21,317,139	19,324,283	(23,555,818)	-	-	17,085,604	189,753
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,014,166	4,488,405	(4,410,431)	-	-	2,092,140	27,272*
Invesco Private Prime Fund	5,247,901	8,870,664	(8,674,429)	-	-	5,444,136	71,887*
Total	$39,965,986	$43,088,735	$(49,324,580)	$-	$-	$33,730,141	$390,950

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Austria	$—	$8,696,610	$—	$8,696,610
Brazil	21,852,170	—	—	21,852,170
Canada	33,515,318	—	—	33,515,318
China	6,799,005	25,562,128	—	32,361,133
Egypt	5,703,344	2,978,398	—	8,681,742
Finland	—	5,964,144	—	5,964,144
France	—	53,221,884	—	53,221,884
Georgia	—	6,721,215	—	6,721,215
Germany	—	33,862,714	—	33,862,714
India	3,525,191	4,310,265	—	7,835,456
Indonesia	—	15,783,640	—	15,783,640
Italy	—	28,247,530	—	28,247,530
Japan	—	67,052,293	—	67,052,293
Malaysia	—	16,329,139	—	16,329,139
Mexico	5,830,778	—	—	5,830,778
Netherlands	—	10,844,093	—	10,844,093
New Zealand	—	4,924,342	—	4,924,342
Poland	2,658,349	3,357,297	—	6,015,646
South Africa	4,176,577	—	—	4,176,577
South Korea	—	7,044,652	—	7,044,652
Spain	—	5,732,825	—	5,732,825
Sweden	—	6,235,996	—	6,235,996
Switzerland	—	5,687,110	—	5,687,110
Taiwan	—	6,177,645	—	6,177,645
United Kingdom	—	103,342,139	—	103,342,139
United States	—	4,516,153	—	4,516,153
Money Market Funds	26,193,865	7,536,276	—	33,730,141
Total Investments	$110,254,597	$434,128,488	$—	$544,383,085
Invesco EQV International Small Company Fund